2. Summary of Significant Accounting Policies: (f) Mineral Properties (Policies)	12 Months Ended
Dec. 31, 2019
Policies
(f) Mineral Properties

(f)Mineral Properties

Mineral property acquisition and exploration costs are expensed as incurred. When a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs to develop such property are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.